Income Taxes (Schedule of Income Tax Receivables and Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Income Tax Disclosure [Abstract]
Other assets	$ 14.8	$ 0
Prepaid expenses and other current assets	76.6	5.4
Total	$ 91.4	$ 5.4